INCOME TAX EXPENSES (Details Narrative) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Operating loss carryforwards				$ 147,000
Deferred tax assets operating loss carryforwards				$ 25,000